Acquisitions - Additional Information (Detail) In Thousands, unless otherwise specified		1 Months Ended					12 Months Ended
	Jul. 25, 2011 Transactions Completed in 2011 USD ($)	Jul. 25, 2011 Transactions Completed in 2011 Suzhou Hyssen Electronic Technology Ltd ("Hyssen")	Apr. 01, 2011 Transactions Completed in 2011 Shenzhen Shenke Medical Instrument Technical Development Co., Ltd ("Shenke") USD ($)	Jul. 25, 2011 Transactions Completed in 2011 Shenzhen Shenke Medical Instrument Technical Development Co., Ltd ("Shenke")	Jul. 31, 2012 Transaction completed in 2012 for Dragonbio USD ($)	Jul. 31, 2012 Transaction completed in 2012 for Dragonbio Wuhan Dragonbio Surgical Implant Co.,Ltd ("Dragonbio") USD ($)	Dec. 31, 2012 Transactions Completed in 2012 for Other PRC Entities USD ($) Entity	Dec. 31, 2012 Transactions Completed in 2012 for Other PRC Entities Zhejiang Greenlander Info Tech Co., Ltd ("Greenlander")	Dec. 31, 2012 Transactions Completed in 2012 for Other PRC Entities Hunan Changsha Tiandiren Biotech Co Ltd ("Tiandiren")	Dec. 31, 2012 Transactions Completed in 2012 for Other PRC Entities Hunan Changsha Tiandiren Biotech Co Ltd ("Tiandiren") Other Additional Capital USD ($)	Dec. 31, 2012 Transactions Completed in 2012 for Other PRC Entities Hunan Changsha Tiandiren Biotech Co Ltd ("Tiandiren") Other Additional Capital CNY	Dec. 31, 2012 Transactions Completed in 2012 for Other PRC Entities Hangzhou Optcla Medical Instrument Co Ltd ("Optcla")	Dec. 31, 2012 Transactions Completed in 2012 for Other PRC Entities Shanghai Medical Optical Instruments Factory Co Ltd ("SMOIF")
Dec. 31, 2012
Transactions Completed in 2012 for Other PRC Entities
Zhejiang Greenlander Info Tech Co., Ltd ("Greenlander") and Hangzhou Optcla Medical Instrument Co Ltd ("Optcla")
Other Additional Capital
USD ($)

Dec. 31, 2012
Transactions Completed in 2012 for Other PRC Entities
Zhejiang Greenlander Info Tech Co., Ltd ("Greenlander") and Hangzhou Optcla Medical Instrument Co Ltd ("Optcla")
Other Additional Capital
CNY
																Dec. 31, 2012 Transactions Completed in 2012 For one of the entities is subject to downward Adjustments USD ($)
Business Acquisition [Line Items]
Controlling stake in acquired business		51.00%		51.00%		51.00%		54.30%	51.00%			57.70%	100.00%
Business acquisition date		Jul. 25, 2011	Apr. 01, 2011
Total acquisition consideration	$ 10,208					$ 35,263	$ 21,025									$ 2,802
Total acquisition consideration, payable to original shareholders	9,413				35,263		21,025
Total acquisition consideration, capital contribution	795
Business acquisition contingent consideration as of the acquisition date			872
Number of acquisitions by company							4
Business acquisition purchase consideration payable							5,485
Amount under escrow deposits							1,779
Business acquisition further capital injection from parent										527				1,750	11,000
Additional capital to increase equity interest														60.00%	60.00%
Business acquisition further capital injection from non-controlling interests										506				623
Amount of additional capital										$ 1,033	6,500